Off Balance Sheet Risk Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Off Balance Sheet Risk Commitments And Contingencies Tables
Outstanding Commitments to Originate Loans

The Bank’s exposure to credit loss in the event of non-performance by the other party to the financial instrument for commitments to extend credit and standby letters of credit is represented by the contractual amount of these commitments. The Company follows the same credit policies in making commitments as it does for on-balance-sheet instruments. The following financial instruments were outstanding whose contract amounts represent credit risk:

	December 31,
	2014	2013

Commitments to grant loans	$9,020	$5,936
Unfunded commitments under lines of credit	15,022	12,940
Commercial and standby letters of credit	134	59